Selling, general and administrative expenses	12 Months Ended
Dec. 31, 2024
Selling, General and Administrative Expense [Abstract]
Selling, general and administrative expenses	Selling, general and administrative expenses
Selling, general and administrative expenses consisted of the following for the years ended December 31, 2024, 2023 and 2022:

	Year Ended December 31,
	2024	2023	2022
Personnel expenses	$214,073	$208,715	$174,004
Share-based compensation	111,140	97,058	102,848
Professional services	44,824	40,251	37,805
Travel expenses	33,571	38,700	24,752
Office expenses	32,150	25,307	23,930
Other expenses	53,158	54,097	36,191
	$488,916	$464,128	$399,530